Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Class A Ordinary Shares
Diluted net loss per share	$ (0.07)	$ 0.00	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)	$ (0.02)	$ (0.14)
Non-Redeemable Class A and Class B Ordinary Shares
Diluted net loss per share	$ (0.07)	$ 0.00	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)	$ (0.02)	$ (0.14)